UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  [X];  Amendment Number:   1
This Amendment  (Check only one.):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		KING R. ELIOT & ASSOCIATES INC.
Address:	3000 Sand Hill Road, #2-245
		Menlo Park, CA  94025

Form 13F File Number:     28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara S. Joyner
Title:    V.P. and Treasurer
Phone:    650-854-2882

Signature, Place, and Date of Signing:

     Barbara S. Joyner     Menlo Park, CA     October 5, 1999

REPORT TYPE (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     313,856

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109    19941   458413 SH       OTHER   01                      418861    39552
AT&T Liberty Media Group Class COM              001957208    19639   526328 SH       OTHER   01                      480166    46162
Cerus Corporation              COM              157085101     2934   126195 SH       OTHER   01                      126195
Coulter Pharmaceutical         COM              222116105      718    51481 SH       OTHER   01                       51481
HNC Software Inc.              COM              40425P107    40966  1032220 SH       OTHER   01                      889420   142800
IDG Books Worldwide, Inc.      COM              449384106     6157   386300 SH       OTHER   01                      353600    32700
Incyte Pharmaceuticals         COM              45337C102     9299   402100 SH       OTHER   01                      369800    32300
Information Resources          COM              456905108    28691  2593548 SH       OTHER   01                     2121595   471953
Intel Corporation              COM              458140100    22157   298154 SH       OTHER   01                      273324    24830
Intuit Inc.                    COM              461202103    11965   136500 SH       OTHER   01                      124100    12400
J. Alexander's Corporation     COM              433096104      273    95000 SH       OTHER   01                       95000
KLA-Tencor Corporation         COM              482480100    38960   599385 SH       OTHER   01                      499760    99625
Microsoft Corporation          COM              594918104      779     8600 SH       OTHER   01                        8600
Network Equipment Technologies COM              641208103    15704  1709325 SH       OTHER   01                     1320300   389025
Safeway, Inc.                  COM              786514208    21798   572700 SH       OTHER   01                      526300    46400
Sola International             COM              834092108    16977  1095300 SH       OTHER   01                      893700   201600
State Street Corporation       COM              857477103    22431   347100 SH       OTHER   01                      319000    28100
TiVo Incorporated              COM              888706108      299    10000 SH       OTHER   01                        9375      625
Transaction Systems Architects COM              893416107    24483   908900 SH       OTHER   01                      768700   140200
Visual Networks                COM              928444108     9684   228200 SH       OTHER   01                      208600    19600
